Other Noncurrent Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Noncurrent Assets
7.	OTHER NONCURRENT ASSETS
Other noncurrent assets as of December 31, 2021 and 2020 were as follows (in thousands):

	As of December 31,
	2021	2020
Deferred financing costs	$—	$288
Security deposits	133	27
Long-term prepaid expenses	1,376	—

Total other noncurrent assets	$1,509	$315